UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 7/31/13

Item 1.  Reports to Stockholders.

Grant Park Managed Futures Strategy Fund

 Class A shares: GPFAX

Class C shares: GPFCX

Class I shares: GPFIX

Class N shares: GPFNX

Class W shares: GPFWX

Semi-Annual Report

July 31, 2013

Distributed by Northern Lights Distributors, LLC

Member FINRA

Grant Park Managed Futures Strategy Fund
PORTFOLIO REVIEW
July 31, 2013 (Unaudited)

The Portfolio's performance figures* for the period ended July 31, 2013, as compared to its benchmark:
				Inception** -
		Six Months	One Year	July 31, 2013
Grant Park Managed Futures Strategy Fund - Class A		-4.24%	-8.14%	-4.15%
Grant Park Managed Futures Strategy Fund - Class A with load		-9.79%	-13.42%	-6.48%
Grant Park Managed Futures Strategy Fund - Class C		-4.62%	-8.84%	-4.86%
Grant Park Managed Futures Strategy Fund - Class I		-4.11%	-7.90%	-3.88%
Grant Park Managed Futures Strategy Fund - Class N		-4.34%	-8.14%	-4.15%
Grant Park Managed Futures Strategy Fund - Class W		-4.37%	-8.27%	-4.37%
S&P 500 Total Return Index		13.73%	25.00%	13.07%
Barclays Capital U.S. Government/Corporate Long Bond Index		-5.17%	-8.91%	9.29%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Performance figures for periods greater than one year are annualized.  The Fund’s total annual operating expenses are 2.46% for Class A shares, 3.21% for Class C shares, 2.21% for Class I shares, 2.46% for Class N shares, and 2.71% for Class W shares per the Prospectus as revised May 31, 2013. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.  Investors can not invest directly in an index.

The Barclays Capital U.S. Government/Corporate Long Bond Index measures the performance of all medium and larger public issues of U.S. Treasury, agency, investment-grade corporate bonds with maturities longer than 10 years.  Investors can not invest directly in an index.

** Inception date is March 4, 2011.

Holdings by type of investment	% of Net Assets
U.S Government & Agency Obligations	47.4%
Diversified Financial Services	6.0%
Insurance	2.6%
Money Market Funds	28.0%
Other, Cash & Cash Equivalents	16.0%
	100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2013 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 56.0%
	DIVERSIFIED FINANCIAL SERVICES - 6.0%
$ 7,000,000	General Electric Capital Corp.	5.4000	9/20/2013	$ 7,046,816

	INSURANCE - 2.6%
3,000,000	Berkshire Hathaway Finance Corp.	5.0000	8/15/2013	3,003,879

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 47.4%
8,100,000	Federal Home Loan Banks	0.1250	4/17/2014	8,098,826
13,000,000	Federal Home Loan Banks	0.1700	12/26/2013	13,003,367
2,000,000	Federal Home Loan Banks	0.1900	7/25/2014	2,000,236
7,000,000	Federal Home Loan Banks	0.2500	9/6/2013	7,001,092
8,000,000	Federal Home Loan Banks	0.2900	11/8/2013	8,004,312
6,000,000	Federal Home Loan Banks	0.2900	12/6/2013	6,004,164
8,000,000	Federal Home Loan Banks	0.3300	1/3/2014	8,007,936
3,000,000	United States Treasury Note	0.2500	10/31/2013	3,001,407
				55,121,340

	TOTAL BONDS & NOTES (Cost - $65,166,855)			65,172,035

Shares
	SHORT-TERM INVESTMENTS - 28.0%
	MONEY MARKET FUND - 28.0%
32,572,935	AIM STIT Liquid Assets Portfolio, to yield 0.02% (Cost - $32,572,935) *			32,572,935

	TOTAL INVESTMENTS - 84.0% (Cost - $97,739,790) (a)			$ 97,744,970
	OTHER ASSETS LESS LIABILITIES - NET - 16.0%			18,568,358
	NET ASSETS - 100.0%			$ 116,313,328

*	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2013.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $97,739,790 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 9,052
		Unrealized depreciation:		(3,872)
	Net unrealized appreciation:			$ 5,180

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2013 (Unaudited)
Unrealized
	LONG SWAP (1)	Gain / (Loss)

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns on a basket of CTA programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank.  The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs.  The swap was effective on August 17, 2012 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for a 0.50% fee to Deutsche Bank. (Notional Value $115,791,510)

$ (5,680,450)
	Total Net Unrealized Loss on Swap Contract	$ (5,680,450)

(1)	This investment is a holding of GPMFS Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
July 31, 2013 (Unaudited)

Assets
Investment securities:
At cost	$ 97,739,790
At value	$ 97,744,970
Cash on deposit with brokers (1)	26,400,000
Receivable for Fund shares sold	207,899
Interest receivable	226,888
Prepaid expenses and other assets	37,287
Total Assets	124,617,044

Liabilities
Unrealized depreciation on swap contract	5,680,450
Due to broker - swap contracts	2,208,277
Payable for Fund shares repurchased	228,948
Investment advisory fees payable	135,694
Distribution (12b-1) fees payable	23,760
Fees payable to other affiliates	2,524
Accrued expenses and other liabilities	24,063
Total Liabilities	8,303,716
NET ASSETS	$ 116,313,328

Net Assets Consist of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 123,987,854
Accumulated net investment loss	(2,731,112)
Accumulated net realized gain from security transactions and swap contract	731,856
Net unrealized depreciation of investments and swap contract	(5,675,270)
NET ASSETS	$ 116,313,328

(1) This investment is a holding of GPMFS Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)
July 31, 2013 (Unaudited)

Net Asset Value Per Share:
Class A Shares
Net Assets	$ 46,092,732
Shares of beneficial interest outstanding	5,102,746
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.03
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (b)	$ 9.58

Class C Shares
Net Assets	$ 7,832,853
Shares of beneficial interest outstanding	882,870
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 8.87

Class I Shares
Net Assets	$ 35,348,617
Shares of beneficial interest outstanding	3,889,824
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.09

Class N Shares
Net Assets	$ 26,465,904
Shares of beneficial interest outstanding	2,929,403
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.03

Class W Shares
Net Assets	$ 573,222
Shares of beneficial interest outstanding	63,858
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 8.98

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.
(b) On investments of $25,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2013 (Unaudited)

Investment Income
Interest	$ 50,884

Expenses
Investment advisory fees	873,619
Administrative services fees	57,093
Distribution (12b-1) fees:
Class A	55,635
Class C	35,629
Class N	41,793
Class W	1,328
Transfer agent fees	79,504
Registration fees	51,935
Professional fees	20,498
Accounting services fees	18,692
Printing and postage expenses	17,446
Compliance officer fees	11,093
Custodian fees	8,716
Trustees fees and expenses	2,975
Insurance expense	1,720
Other expenses	21,310
Total Expenses	1,298,986

Less: Fees waived by the Advisor	(109,766)

Net Expenses	1,189,220
Net Investment Loss	(1,138,336)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,624
Swap contract	(839,973)
(836,349)
Net change in unrealized appreciation (depreciation) of:
Investments	4,198
Swap contract	(3,424,850)
(3,420,652)

Net Realized and Unrealized Loss	(4,257,001)

Net Decrease in Net Assets Resulting From Operations	$ (5,395,337)

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	July 31, 2013	January 31, 2013
	(Unaudited)
From Operations
Net investment loss	$ (1,138,336)	$ (3,183,644)
Net realized gain (loss) from investment transactions, options transactions, swap contract, futures contracts and forward foreign currency transactions	(836,349)	1,569,941
Net change in unrealized appreciation (depreciation) of investments, options contracts, swap contract, futures contracts, and forward foreign currency transactions	(3,420,652)	(3,040,619)
Net decrease in net assets resulting from operations	(5,395,337)	(4,654,322)

Capital Transactions - Controlling Interest
Proceeds from shares sold	37,290,680	115,566,911
Redemption fee proceeds	18,909	22,294
Payments for shares redeemed	(44,246,777)	(40,612,052)
Total Increase (Decrease) in Net Assets From Capital Transactions -
Controlling Interest	(6,937,188)	74,977,153
Capital Transactions - Non-controlling Interest
Proceeds from contributions	-	-
Withdrawals	-	(733,999)
Reduction of non-controlling interest due to deconsolidation	-	(3,299,990)
Total Increase (Decrease) in Net Assets From Capital Transactions -
Non-controlling Interest	-	(4,033,989)
Net Assets
Beginning of Period	128,645,853	62,357,011
End of Period *	$ 116,313,328	$ 128,645,853
*Includes accumulated net investment loss of:	$ (2,731,112)	$ (1,592,776)

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	July 31, 2013	January 31, 2013
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	1,793,311	4,032,988
Shares Redeemed	(1,029,472)	(1,227,090)
Net increase in shares of beneficial interest outstanding	763,839	2,805,898

Class C:
Shares Sold	287,805	534,967
Shares Redeemed	(86,824)	(44,544)
Net increase in shares of beneficial interest outstanding	200,981	490,423

Class I:
Shares Sold	1,361,397	3,676,662
Shares Redeemed	(1,822,202)	(1,255,287)
Net increase (decrease) in shares of beneficial interest outstanding	(460,805)	2,421,375

Class N:
Shares Sold	540,083	3,638,263
Shares Redeemed	(1,807,506)	(1,715,323)
Net increase (decrease) in shares of beneficial interest outstanding	(1,267,423)	1,922,940

Class W:
Shares Sold	10,725	36,866
Shares Redeemed	(2,952)	(415)
Net increase in shares of beneficial interest outstanding	7,773	36,451

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the period)

	Class A
	Six Months Ended July 31, 2013		Year Ended January 31, 2013	Period Ended January 31, 2012 (1)

	(Unaudited)
Net asset value, beginning of period	$ 9.43		$ 9.80	$ 10.00
Activity from investment operations:
Net investment loss (2)	(0.09)		(0.31)	(0.31)
Net realized and unrealized gain (loss)	(0.31)		(0.06)	0.11
Total from investment operations	(0.40)		(0.37)	(0.20)

Paid-in-Capital From Redemption Fees (7)	0.00		0.00	0.00

Net asset value, end of period	$ 9.03		$ 9.43	$ 9.80

Total return (3)	(4.24)%	(6)	(3.78)%	(2.00)%	(6)

Net assets, at end of period (000s)	$ 46,093		$ 40,935	$ 15,026

Ratios/Supplemental Data:
Ratio of gross expenses to average
net assets, including interest expense (4)	2.11%	(5)	3.50%	4.80%	(5)
Ratio of net expenses to average
net assets, including interest expense	1.94%	(5)	3.33%	3.55%	(5)
Ratio of net investment loss to average net assets	(1.86)%	(5)	(3.20)%	(3.45)%	(5)
Portfolio Turnover Rate	123%	(6)	120%	16%	(6)

(1)	The Grant Park Managed Futures Strategy Fund commenced operations March 4, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7) Less than $0.01 per share.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the period)

	Class C
	Six Months Ended July 31, 2013		Year Ended January 31, 2013	Period Ended January 31, 2012 (1)

	(Unaudited)
Net asset value, beginning of period	$ 9.30		$ 9.74	$ 10.00
Activity from investment operations:
Net investment loss (2)	(0.12)		(0.38)	(0.36)
Net realized and unrealized gain (loss)	(0.31)		(0.06)	0.10
Total from investment operations	(0.43)		(0.44)	(0.26)

Paid-in-Capital From Redemption Fees (7)	0.00		0.00	0.00

Net asset value, end of period	$ 8.87		$ 9.30	$ 9.74

Total return (3)	(4.62)%	(6)	(4.52)%	(2.60)%	(6)

Net assets, at end of period (000s)	$ 7,833		$ 6,342	$ 1,864

Ratios/Supplemental Data:
Ratio of gross expenses to average
net assets, including interest expense (4)	2.86%	(5)	4.26%	6.64%	(5)
Ratio of net expenses to average
net assets, including interest expense	2.69%	(5)	4.08%	4.10%	(5)
Ratio of net investment loss to average net assets	(2.61)%	(5)	(3.95)%	(4.01)%	(5)
Portfolio Turnover Rate	123%	(6)	120%	16%	(6)

(1)	The Grant Park Managed Futures Strategy Fund commenced operations March 4, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7) Less than $0.01 per share.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the period)

	Class I
	Six Months Ended July 31, 2013		Year Ended January 31, 2013	Period Ended January 31, 2012 (1)

	(Unaudited)
Net asset value, beginning of period	$ 9.48		$ 9.82	$ 10.00
Activity from investment operations:
Net investment loss (2)	(0.08)		(0.28)	(0.29)
Net realized and unrealized gain (loss)	(0.31)		(0.06)	0.11
Total from investment operations	(0.39)		(0.34)	(0.18)

Paid-in-Capital From Redemption Fees (7)	0.00		0.00	0.00

Net asset value, end of period	$ 9.09		$ 9.48	$ 9.82

Total return (3)	(4.11)%	(6)	(3.46)%	(1.80)%	(6)

Net assets, at end of period (000s)	$ 35,349		$ 41,241	$ 18,951

Ratios/Supplemental Data:
Ratio of gross expenses to average
net assets, including interest expense (4)	1.87%	(5)	3.26%	4.17%	(5)
Ratio of net expenses to average
net assets, including interest expense	1.69%	(5)	3.08%	3.23%	(5)
Ratio of net investment loss to average net assets	(1.61)%	(5)	(2.95)%	(3.14)%	(5)
Portfolio Turnover Rate	123%	(6)	120%	16%	(6)

(1)	The Grant Park Managed Futures Strategy Fund commenced operations March 4, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7) Less than $0.01 per share.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the period)

	Class N
	Six Months Ended July 31, 2013		Year Ended January 31, 2013	Period Ended January 31, 2012 (1)

	(Unaudited)
Net asset value, beginning of period	$ 9.44		$ 9.80	$ 10.00
Activity from investment operations:
Net investment loss (2)	(0.09)		(0.31)	(0.34)
Net realized and unrealized gain (loss)	(0.32)		(0.05)	0.14
Total from investment operations	(0.41)		(0.36)	(0.20)

Paid-in-Capital From Redemption Fees (7)	0.00		0.00	0.00

Net asset value, end of period	$ 9.03		$ 9.44	$ 9.80

Total return (3)	(4.34)%	(6)	(3.67)%	(2.00)%	(6)

Net assets, at end of period (000s)	$ 26,466		$ 39,601	$ 22,290

Ratios/Supplemental Data:
Ratio of gross expenses to average
net assets, including interest expense (4)	2.12%	(5)	3.50%	4.26%	(5)
Ratio of net expenses to average
net assets, including interest expense	1.94%	(5)	3.33%	3.81%	(5)
Ratio of net investment loss to average net assets	(1.85)%	(5)	(3.20)%	(3.71)%	(5)
Portfolio Turnover Rate	123%	(6)	120%	16%	(6)

(1)	The Grant Park Managed Futures Strategy Fund commenced operations March 4, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7) Less than $0.01 per share.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected Data and Ratios (for a share outstanding throughout the period)

	Class W
	Six Months Ended July 31, 2013		Year Ended January 31, 2013	Period Ended January 31, 2012 (1)

	(Unaudited)
Net asset value, beginning of period	$ 9.39		$ 9.78	$ 10.00
Activity from investment operations:
Net investment loss (2)	(0.10)		(0.33)	(0.32)
Net realized and unrealized gain (loss)	(0.31)		(0.06)	0.10
Total from investment operations	(0.41)		(0.39)	(0.22)

Paid-in-Capital From Redemption Fees (7)	0.00		0.00	0.00

Net asset value, end of period	$ 8.98		$ 9.39	$ 9.78

Total return (3)	(4.37)%	(6)	(3.99)%	(2.20)%	(6)

Net assets, at end of period (000s)	$ 573		$ 526	$ 192

Ratios/Supplemental Data:
Ratio of gross expenses to average
net assets, including interest expense (4)	2.36%	(5)	3.75%	14.70%	(5)
Ratio of net expenses to average
net assets, including interest expense	2.19%	(5)	3.58%	3.60%	(5)
Ratio of net investment loss to average net assets	(2.11)%	(5)	(3.46)%	(3.50)%	(5)
Portfolio Turnover Rate	123%	(6)	120%	16%	(6)

(1)	The Grant Park Managed Futures Strategy Fund commenced operations March 4, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7) Less than $0.01 per share.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

July 31, 2013 (Unaudited)

1.

ORGANIZATION

The Grant Park Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to achieve income and capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund offers five classes of shares: Class A, Class C, Class I, Class N and Class W. Class C, I, N and W shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date.  Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract.  Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013 (Unaudited)

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods.  The three levels of the hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2013 for the Fund’s assets and liabilities measured at fair value on a recurring basis:

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013 (Unaudited)

Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 65,172,035	$ -	$ 65,172,035
Short Term Investment	32,572,935	-	-	32,572,935
Total	$ 32,572,935	$ 65,172,035	$ -	$ 97,744,970

Liabilities *	Level 1	Level 2	Level 3	Total
Swap Contract	$ -	$ 5,680,450	$ -	$ 5,680,450
Total	$ -	$ 5,680,450	$ -	$ 5,680,450

*The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Refer to the Consolidated Portfolio of Investments for security classifications.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include GPMFS Fund Limited (“GPMFS”), a wholly-owned and controlled subsidiary.  All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.  GPMFS commenced operations on March 11, 2011.

A summary of the Fund’s investments in the GPMFS is as follows:

GPMFS Fund Limited (GPMFS)
July 31, 2013
Fair Value of GPMFS	$ 27,113,358
Other Assets	$ -
Total Net Assets	$ 27,113,358

Percentage of the Fund's Total Net Assets	23.3%

For tax purposes, GPMFS is an exempted Cayman investment company.  GPMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, GPMFS is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S trade of business and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, GPMFS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013 (Unaudited)

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty.  Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.  Realized gains and losses from the decrease in notional value of the swap are recognized on trade date.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

GPMFS maintains cash, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap.  As of July 31, 2013, the notional value of the swap was $115,791,510.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.  The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.  In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.  As of July 31, 2013, the net change in unrealized depreciation on the swap contract was $3,424,850.  For the six months ended July 31, 2013, the Fund had realized losses of $836,473 from swap contracts.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities.  Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying consolidated statement of operations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013 (Unaudited)

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended July 31, 2013, the Fund had no cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  As of December 31, 2012, Dearborn Capital Management, LLC, the Fund’s Investment Advisor (the “Advisor”) assumed control from Knollwood Investment Advisors, LLC.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, Class N and Class W shares, respectively.   For the year ended July 31, 2013, the Advisor waived fees and reimbursed expenses in the amount of $109,766.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.94%, 2.69%, 1.69%, 1.94% and 2.19% of average daily net assets attributable to Class A, Class C, Class I, Class N and Class W shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19% of average daily net assets for each share class.  If Fund Operating Expenses attributable to Class A, Class C, Class I, Class N and Class W shares subsequently exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions will expire on January 31 of the following years:

January 31, 2015	$ 178,587
January 31, 2016	$ 174,324

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013 (Unaudited)

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, Class N and Class W shares ("12b-1 Plans" or "Plans").  The Plans provide that a monthly service fee is calculated at an annual rate of 0.25%, 1.00%, 0.25% and 0.50% of its average daily net assets attributable to the Class A, Class C, Class N and Class W shares, respectively.  Pursuant to the Plans, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders.  The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs.  During the six months ended July 31, 2013, the Fund was charged $134,385, pursuant to the Plans.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I, Class N and Class W shares.  The Distributor is an affiliate of GFS.  For the six months ended July 31, 2013, the Distributor received $44,986 in underwriting commissions for sales of Class A shares, of which $6,548 was retained by the principal underwriter or other affiliated broker-dealers.

Effective April 1, 2013, each Trustee who is not affiliated with the Trust or an investment advisor to any series of the Trust will receive a quarterly fee of $27,625 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.  Prior to April 1, 2013, each Trustee who is not affiliated with the Trust or an advisor received a quarterly fee of $21,500.  Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee Chairman receives a $15,000 annual fee, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust, each to be paid quarterly.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment advisor depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Funds.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the six months ended July 31, 2013, the Fund assessed $7,048, $1,158, $5,859, $4,760 and $84 for Class A shares, Class C shares, Class I shares, Class N shares and Class W shares, respectively, in redemption fees.

6.  UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in AIM STIT Liquid Assets Portfolio (the “Portfolio”), a registered open-end fund incorporated in the USA. The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and their shareholders to do so.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2013 (Unaudited)

The performance of the Fund may be directly affected by the performance of the Portfolio.  The annual report of the Portfolio, along with the report of the independent registered public accounting firm is included in the Portfolio’s N-CSR filing dated August 31, 2012, available at ‘www.sec.gov’.  As of July 31, 2013, the percentage of the Fund’s net assets invested in the Portfolio was 28.0%.

7.  TAX COMPONENTS OF CAPITAL

As of January 31, 2013 the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other		Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax		Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ -	$ (2,082,382)	$ (193,727)	$ (3,080)	$ (2,279,189)

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized loss from security transactions are primarily attributable to the adjustments for Fund’s wholly-owned and controlled subsidiary.

Late year loss incurred after December 31 within the fiscal year is deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $193,727.

Permanent book and tax differences, primarily attributable to net operating losses and adjustments for the Fund’s wholly-owned and controlled subsidiary, resulted in reclassification for the period ended January 31, 2013 as follows: a decrease in paid in capital of $3,173,673, a decrease in accumulated net investment loss of $2,005,197, and an increase in accumulated net realized gain of $1,168,476.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

9.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.  The Fund is a series of Northern Lights Fund Trust (the “Trust”).  At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark H. Taylor, John V. Palancia, Andrew Rogers, Mark D. Gersten, and Mark Garbin to the Board of Trustees of the Trust.

 Shares Voted

         Shares Voted Against

      In Favor

               or Abstentions

Mark H. Taylor

  608,885,975

       8,197,175

John V. Palancia

  609,370,118

       7,713,033

Andrew Rogers

  609,691,730

       7,391,421

Mark D. Gersten

  609,750,246

       7,332,904

Mark Garbin

  609,702,446

       7,380,704

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

Grant Park Managed Futures Strategy Fund

EXPENSE EXAMPLES

July 31, 2013 (Unaudited)

As a shareholder of the Grant Park Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Grant Park Managed Futures Strategy Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 through July 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Grant Park Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 2/1/13	Ending Account Value 7/31/13*	Expenses Paid During Period **	Ending Account Value 7/31/13*	Consolidated Expenses Paid During Period **
Grant Park Managed Futures Strategy Fund:
Class A	1.94%	$1,000.00	$957.60	$9.42	$1,015.17	$9.69
Class C	2.69%	$1,000.00	$953.80	$13.03	$1,011.46	$13.42
Class I	1.69%	$1,000.00	$958.90	$8.21	$1,016.41	$8.45
Class N	1.94%	$1,000.00	$956.60	$8.20	$1,015.17	$8.44
Class W	2.19%	$1,000.00	$956.30	$8.20	$1,013.93	$8.44

*  Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**  Annualized.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-501-4758 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-501-4758.

INVESTMENT ADVISOR

Dearborn Capital Management, LLC
626 W. Jackson Boulevard, Suite 600

Chicago, IL 60661

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/30/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/30/13